Provincial Mining and Other Taxes - Summary of Detailed Information About Provincial Mining and Other Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provincial Mining And Other Taxes [abstract]
Saskatchewan potash production tax	$ 160	$ 95
Saskatchewan resource surcharge and other	90	51
Total	$ 250	$ 146